Offerings - Offering: 1	May 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit | $ / shares	40.62
Maximum Aggregate Offering Price	$ 12,186,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,682.89
Offering Note
(1)    This Registration Statement also covers additional securities to be offered or issued upon any adjustment or change made to the registered securities by reason of any stock split, stock dividend, recapitalization or similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock, par value $0.01 per share (“Common Stock”), as permitted by Rule 416(a) and Rule 416(b) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)     Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The fee is calculated on the basis of the average of the high and low trading prices for the Common Stock on The New York Stock Exchange on May 4, 2026, which was $40.62.